Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 32,709	€ 28,042
Non-trading derivatives	1,629	2,215
Designated as at fair value through profit or loss	48,444	47,684
Financial Liabilities	€ 82,781	€ 77,942